Venezuelan Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended			12 Months Ended					12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Venezuela inflationary accounting [Member]	Dec. 31, 2010 Venezuela inflationary accounting [Member]	Feb. 08, 2013 Venezuela inflationary accounting [Member]	May 31, 2010 Venezuela inflationary accounting [Member] Rate	Sep. 30, 2013 Venezuela inflationary accounting [Member] Venezuelan subsidiary [Member]	Sep. 30, 2012 Venezuela inflationary accounting [Member] Venezuelan subsidiary [Member]	Dec. 31, 2012 Venezuela inflationary accounting [Member] Venezuelan subsidiary [Member]	Dec. 31, 2010 Venezuela inflationary accounting [Member]	Dec. 31, 2012 Venezuela inflationary accounting [Member] Venezuelan subsidiary [Member]	Dec. 31, 2011 Venezuela inflationary accounting [Member] Venezuelan subsidiary [Member]	Dec. 31, 2010 Venezuela inflationary accounting [Member] Venezuelan subsidiary [Member]	Feb. 08, 2013 Venezuela inflationary accounting [Member] Subsequent Event [Member]	Dec. 31, 2010 Minimum [Member] Venezuela inflationary accounting [Member]	Dec. 31, 2010 Minimum [Member] Venezuela inflationary accounting [Member] Rate	Dec. 31, 2010 Maximum [Member] Venezuela inflationary accounting [Member]	Dec. 31, 2010 Maximum [Member] Venezuela inflationary accounting [Member] Rate	Dec. 31, 2012 Maximum [Member] Venezuela inflationary accounting [Member] Venezuelan subsidiary [Member]
Foreign Operation (Line Items)
Highly inflationary economy									Three-year
Exceeded percentage of national consumer price index									100.00%
Conversion rate for essential goods and services																				2.15	2.15	2.60	2.60
Conversion rate for non-essential goods and services																				2.15	2.15	4.30	4.30
Parallel market rate for U.S Dollar																					5.30		7.70
Amount of negative impact on pre-tax net income, due to devaluation								$ 2							$ 2
Percentage of sales earned from subsidiary												5.00%	3.00%			3.00%	2.00%	1.00%
Net income loss attributable to company	9	4	14	(22)	(103)	(73)	24					4	3				3	8						1
Loss related to restructuring					2	12												7
Total assets	1,035		1,035		960	1,459						28		15		15	15	8
Total liabilities	$ 1,231		$ 1,231		$ 809	$ 1,112						$ 20		$ 12		$ 12	$ 10	$ 7
Devaluation of currency VEF per U.S. Dollar										6.30									6.30
Parallel market rate for U.S Dollar											5.30